Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions
30.	Related Party Transactions

In 2015, the total fund raised from individual investors through Solar Energy amounted to $145,568, of which $11,524 was settled by the coupons issued by the Group to individual investors without cash inflow and the amount of $129,830 had been received by the Group from Solar Energy as of December 31, 2015 and Solar Energy charged $1,052 as commission fee to the Group at 1% of the fund principal. The Group recorded the cash received from Solar Energy of $129,830 in the line item of “Proceeds from loans on solarbao platform through Solar Energy” in the consolidated statements of cash flow. As of December 31, 2015 and December 31, 2014, the Group had other receivable (gross) of $3,162 and nil from Solar Energy respectively for the fund received from the individual investors on behalf of the Group by Solar Energy net of its commission fee and made an allowance for doubtful debts of $1,615 and nil respectively based on the recoverable amount of the receivable from Solar Energy.

In 2015, the total fund redeemed to individual investors through Solar Energy amounted to $19,237 which had been fully repaid by the Group to Solar Energy as of December 31, 2015 and was recorded in the line item of “Repayments of loans on solarbao platform directly or through Solar Energy” under financing activities in the consolidated statements of cash flow. From June 2015 onwards, the Group has made repayment of borrowings to individual investors directly while Solar Energy continues to collect the funds from individual investors and settle with the Group regularly.

In connection with the launch of the Underlying PV Products as discussed in Note 17—Borrowings, the Group issued to Jiangxi LDK Solar Hi-Tech Co., Ltd. (“LDK Jiangxi”) and Suzhou Liuxin Industry Ltd. (“Liuxin”) coupons with total face value of $779 and $582 respectively during the year ended December 31, 2015. Both LDK Jiangxi and Liuxin are related parties of the Group. LDK Jiangxi is a wholly owned subsidiary of LDK Solar Co., Ltd. (“LDK”), principle shareholder of the Company. Liuxin is wholly owned by Mr. Peng’s father. These coupons are freely transferable among holders but could not be redeemed in cash. When the holder subscribe the on-line products through the on-line platform of Solar Energy, the holders could redeem the coupons and reduce the original purchase price for the on-line products by the face value of the coupons. In 2015, the Group received full payment of $582 from Liuxin for the face value of the coupons issued. For the coupons of $779 issued to LDK Jiangxi, they were applied to offset the outstanding accounts payables of $779 to LDK Jiangxi under mutual agreement between the Group and LDK Jiangxi. As of December 31, 2015, all coupons issued to these related parties had been redeemed through the on-line platform.

In 2015, the Group paid commission fee of $3,000 to SUPERMERCY Limited (“SUPERMERCY”) in respect of certain funds raised by the Group through the issuance of the Company’s common stock. Pursuant to a client introducing agreement entered with SUPERMERCY on September 10, 2014, the Group agreed to pay SUPERMERCY commission at 3% of funds successfully raised by the Group that had been resulted from the services rendered by SUPERMERCY. The commission fee was recognized as a deduction of the funds raised and from additional paid in capital within the stockholders’ equity. The Group paid commission fee of $450 to SUPERMERCY on January 14, 2016 for the funds of $15,000 raised from Brilliant King and Poseidon (See Note 22—Stockholders’ Equity) at 3% in December 2015 which has been recognized as a deduction of the funds raised and from additional paid in capital within the stockholders’ equity.

As of December 31, 2015 and 2014, the Group owed to LDK Group of $42 and $nil, respectively, as LDK made salary payment to certain employees on behalf of the Group.

During the year ended December 31, 2015, the Group made advance payments of $310 to Mr. Peng for which a full provision has been recorded by the Company as of December 31, 2015.

On March 30, 2015, the Group entered into a share purchase agreement (the “LDK Share Purchase Agreement”) with LDK Group. Pursuant to the LDK Share Purchase Agreement, the Group agreed to purchase from LDK Group three LDK’s subsidiaries incorporated in Italy and California respectively which hold three solar PV plants in total, at a cash consideration of US$2,390. The Group will also assume certain indebtedness contemplated in the LDK Share Purchase Agreement up to a maximum amount to be agreed upon among the Group and the LDK Group prior to the closing date of the transaction. The transaction is subject to several closing conditions including completion of satisfactory due diligence. In connection with the acquisition, the Group paid $2,000 as deposits for the acquisition, such prepaid deposits were subsequently agreed by both parties to offset against certain payable balances due to LDK Group, on September 30, 2015. This acquisition has not been consummated as of the date of issuance of these financial statements.

As of December 31, 2015 and 2014, the Group had accounts payable to LDK Group of $5,128 and $34,150, respectively. The accounts payable balances as at December 31, 2015 were primarily related to purchases of solar cells for solar development projects. The solar cells purchased from LDK Group for the years ended 2015 and 2014 amounted to $11,712 and $5,755 respectively. The Group also consigned LDK Group to process solar cells to solar panels for its on-line platform business in 2015. The processing fee charged by LDK Group amounted to $4,000 and nil for the years ended 2015 and 2014. The accounts payable balances as at December 31, 2014 were primarily related to an amount that are subject to settlement arrangement with LDK Group. On December 30, 2014, the Group entered into a Settlement and Mutual Release (“Settlement Agreement”) with LDK Group, pursuant to which LDK Group agreed to discharge the Group from all actions, claims, demands, damages, obligations, liabilities, controversies and executions arising out of the Group’s net payables of $28,775 to LDK Group, in exchange for an aggregate settlement amount of $11,000. Under the Settlement Agreement, the Group agreed to pay the settlement amount of $11,000 by installments in accordance with a predetermined schedule and LDK Group has the right to cancel the agreed settlement if any installment payment is delayed for more than 30 days. The agreed payment schedule for the settlement amount of $11,000 is $380 on or before December 31, 2014, $2,000 on or before January 31, 2015, $1,620 on or before March 30, 2015, $2,000 on or before June 30, 2015, $1,000 on or before July 31, 2015, $2,000 on or before September 30, 2015 and $2,000 on or before December 31, 2015 (“Last Payment Obligation”). As the settlement amount will only be fully paid by December 31, 2015 in accordance with the Settlement Agreement, the Group did not derecognize the waived liability of $17,775, being the difference between the amounts of $28,775 that were subject to the settlement and the agreed settlement amount of $11,000, from its consolidated balance sheet as of December 31, 2014. As of September 30, 2015, the Group had made installment payments on schedule and had paid $9,000 in total to LDK Group in accordance with the Settlement Agreement. On September 30, 2015, the Group entered into a supplemental agreement with LDK Group pursuant to which LDK Group agrees the Group to apply the prepayment of $2,000 made to LDK Group under the LDK Share Purchase Agreement to satisfy the Group’s Last Payment Obligation under Settlement Agreement. This agreement does not affect the validity of the LDK Share Purchase Agreement and LDK Group and the Group agrees to postpone the dates of performance under the LDK Share Purchase Agreement. The Group derecognized the waived liabilities of $17,775 from its condensed consolidated balance sheet as of September 30, 2015 in accordance with the Settlement Agreement and the supplemental agreement since the Group had fully paid the settlement amount of $11,000. As LDK Group is the Group’s principal shareholder, this waived liabilities of $17,775 was accounted for as a capital transaction by increasing additional paid in capital as of December 31, 2015.